Severance Indemnities And Pension Plans (Target Allocation Of Plan Assets) (Detail)	12 Months Ended
Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	37.80%
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	40.00%
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	11.80%
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	4.80%
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Short-term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	5.60%
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign Offices And Subsidiaries, Pension Benefits [Member] | Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.20%
Foreign Offices And Subsidiaries, Pension Benefits [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	56.60%
Foreign Offices And Subsidiaries, Pension Benefits [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	30.50%
Foreign Offices And Subsidiaries, Pension Benefits [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	9.50%
Foreign Offices And Subsidiaries, Pension Benefits [Member] | Short-term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	3.20%
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign Offices And Subsidiaries, Other Benefits [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	70.00%
Foreign Offices And Subsidiaries, Other Benefits [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	30.00%